COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following table summarizes future minimum lease payments as of December 31, 2015 (in thousands):
2016	$58
2017	60
2018	48
Thereafter	—
Total minimum lease payments	$166

Restructuring and Related Costs [Table Text Block]
As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief Executive	Chief Operating
	Officer	Officer
Terminated without cause	$1,798	$971
Terminated, change of control without good reason	1,798	—
Terminated for cause, death, disability and by executive without good reason	381	325